SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Commitments and Contingencies (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Loss contingencies	$ 0	$ 0